SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Stock Option Activity
The following tables summarize the stock option activity and certain options granted in prior years that were outside the 1997 Incentive Plan (shares in thousands):

	Year Ended December 31, 2011
	Options	Weighted Average Exercise Price	Weighted Average Fair Value
Outstanding at beginning of period	2,816	$13.52	$5.72
Granted	—	$—	$—
Exercised	(647)	$12.29	$5.31
Cancelled or expired	(32)	$13.89	$5.86
Outstanding at end of period	2,137	$13.87	$5.84
Exercisable at end of period	2,126	$13.92	$5.87

	Year Ended December 31, 2010
	Options	Weighted Average Exercise Price	Weighted Average Fair Value
Outstanding at beginning of period	3,895	$12.90	$5.62
Granted	—	$—	$—
Exercised	(454)	$8.51	$4.83
Cancelled or expired	(625)	$13.28	$5.77
Outstanding at end of period	2,816	$13.52	$5.72
Exercisable at end of period	2,790	$13.60	$5.76

	Year Ended December 31, 2009
	Options	Weighted Average Exercise Price	Weighted Average Fair Value
Outstanding at beginning of period	4,961	$12.21	$5.42
Granted	15	$4.14	$2.23
Exercised	(418)	$3.12	$2.30
Cancelled or expired	(663)	$13.70	$5.84
Outstanding at end of period	3,895	$12.90	$5.62
Exercisable at end of period	3,853	$12.99	$5.66

Summary of Stock Options Outstanding and Exercisable
The following tables summarize information about the stock options outstanding at December 31, 2011 and certain options granted in prior years that were outside the 1997 Incentive Plan (shares in thousands):

	Options Outstanding
	Weighted Average Remaining Contractual Life (Years)	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Fair Value
Range of exercise prices:
$3.87 - $8.00	6.92	21	$4.04	$1.73
$8.01 - $9.37	0.26	72	$8.37	$4.47
$9.38 - $13.10	2.95	495	$11.65	$5.42
$13.11 - $15.05	5.01	807	$14.61	$6.48
$15.06 - $19.42	6.28	742	$15.36	$5.68
		2,137	$13.87	$5.84
Aggregate intrinsic value (in thousands)		$3,599

	Options Exercisable
	Number of Options Exercisable	Weighted Average Exercise Price	Weighted Average Fair Value
Range of exercise prices:
$3.87 - $8.00	10	$4.13	$1.77
$8.01 - $9.37	72	$8.37	$4.47
$9.38 - $13.10	495	$11.65	$5.42
$13.11 - $15.05	807	$14.61	$6.48
$15.06 - $19.42	742	$15.36	$5.68
	2,126	$13.92	$5.87
Aggregate intrinsic value (in thousands)	$3,470

Summary of Common Share Awards Issued
The following tables summarize information for the years ended December 31, 2011, 2010 and 2009 about the common share awards that we have issued (shares in thousands):

	Year Ended December 31, 2011
	Outstanding	Weighted Average Issuance Price	Vested	Weighted Average Issuance Price
Shares at beginning of period	5,027	$7.98	1,913	$8.41
Shares issued during period(1)	1,370	$13.43	101	$1.18
Previously issued shares vesting during period	—	$—	1,246	$5.99
Shares cancelled during period	(139)	$9.43	—	$—
Shares repurchased during period	(384)	$14.68	(384)	$14.68
Shares at end of period	5,874	$8.78	2,876	$6.27

	Year Ended December 31, 2010
	Outstanding	Weighted Average Issuance Price	Vested	Weighted Average Issuance Price
Shares at beginning of period	3,679	$7.14	1,094	$13.70
Shares issued during period(1)	1,804	$9.90	153	$1.28
Previously issued shares vesting during period	—	$—	968	$4.13
Shares cancelled during period	(154)	$5.94	—	$—
Shares repurchased during period	(302)	$10.24	(302)	$10.24
Shares at end of period	5,027	$7.98	1,913	$8.41

	Year Ended December 31, 2009
	Outstanding	Weighted Average Issuance Price	Vested	Weighted Average Issuance Price
Shares at beginning of period	1,409	$14.42	748	$14.05
Shares issued during period(1)	2,667	$3.30	146	$5.96
Previously issued shares vesting during period	—	$—	272	$15.04
Shares cancelled during period	(325)	$7.24	—	$—
Shares repurchased during period	(72)	$6.73	(72)	$6.73
Shares at end of period	3,679	$7.14	1,094	$13.70

(1)	Includes 99,999, 109,410 and 143,100 shares of common stock issued to our non-employee directors that vested immediately upon issuance during 2011, 2010 and 2009, respectively.

Assumptions to Estimate the Fair Value of Stock Option Grant or SAR on the Date of Grant
The fair value of each stock option grant or SAR was estimated on the date of grant using the Black-Scholes option-pricing model, based on the following weighted-average assumptions:

Year Ended December 31,
2009
Risk-free interest rate	2.21%
Expected life of options, years	6
Expected volatility of the Company’s stock price	53.70%
Expected dividends	none